Leases (Tables)	12 Months Ended
Mar. 31, 2020
Lease [Abstract]
Summary of Right-of-use Assets

(a)	Right-of-use assets

	Buildings	Equipment	Total

Balance as at April 1st, 2019	$1,138,729	$38,015	$1,176,744

Business acquisition (note 4)	499,797	–	499,797
Additions	–	54,063	54,063
Amortization for the period	(364,740)	(13,569)	(378,309)
Effect of movements in exchange rates	33,959	–	33,959

Balance as at March 31, 2020	$1,307,745	$78,509	$1,386,254

Amortization of right-of-use assets is included in the consolidated statement of earnings and comprehensive income (loss) in the following captions:

Year ended March 31, 2020

Included in cost of sales	$56,378
Included in general and administrative expenses	321,931

Total amortization	$378,309

Summary of Lease Liabilities

(b)	Lease liabilities

The following table summarizes the lease liabilities amounts recognized in the consolidated statement of financial position as at March 31, 2020:

March 31, 2020

Current	$450,125
Non-current	1,141,314

The following table summarizes changes to the lease liabilities for the year ended March 31, 2020:

Year ended March 31, 2020

Balance as at April 1st, 2019	$1,362,362

Business acquisition (note 4)	522,843
Additions	54,063
Payments	(490,831)
Interest expense	106,337
Effect of movements in exchange rate	36,665
Balance as at March 31, 2020	$1,591,439

Summary of Cash Outflow for Leases Recognized in Consolidated Statement of Cash Flows
(c)	Cash outflow for leases recognized in the consolidated statement of cash flows

Year ended March 31, 2020

Operating activities:
Cash outflow for non-lease components not included in the measurement of lease liabilities	$(27,378)
Cash inflow for income from sublease	111,366
$83,988
Financing activities:
Cash outflow for principal portion of lease liabilities	$(384,494)
Cash outflow for interest portion of lease liabilities - included within interest paid	(106,337)
$(490,831)

Total net cash outflow for leases	$(406,843)

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows
(d)	Maturity analysis – contractual undiscounted cash flows

March 31, 2020

Less than 1 year	$556,742
Between 1 and 5 years	1,292,002
More than 5 years	–
Total contractual undiscounted cash flows of lease liabilities	$1,848,744